Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Estimated Useful Lives of Assets

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

► Buildings	20-30 years
► Building improvement	5-20 years
► Machinery and equipment	5-15 years
► Motor vehicles	3-10 years
► Office equipment	3-10 years

Revenue by Significant Category

Revenue by significant category

	2017	2016	2015
	US$’000	US$’000	US$’000
Manufactured Products	361,853	296,075	318,672
Distributed Products	41,985	75,200	62,128
SDI	21,377	13,290	8,832
Total Revenue	425,215	384,565	389,632

Movement of Provision For Onerous Operating Contracts

Movement of provision for onerous operating contracts during the financial year is set out below:

2017
US$’000
Beginning of financial year	250
Recognized	522
Reversed	(246)
Exchange differences	29
End of financial year	555